Long Term Prepayments and Other Non-Current Assets	6 Months Ended
Jun. 30, 2023
Long Term Prepayments and Other Non-Current Assets [Abstract]
LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 8 – LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

	As of June 30, 2023	As of December 31, 2022

Prepaid for construction and equipment	$4,997,655	$3,836,627
Lease deposit	640,575	-
Others	27,148	14,358
Total	$5,665,378	$3,850,985